As filed with the Securities and Exchange Commission on May 15, 2013

1933 Act File No. 033-34079
1940 Act File No. 811-06071

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X ]

POST-EFFECTIVE AMENDMENT NO. 102	| X ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	| X ]

AMENDMENT NO. 118	| X ]

DWS INSTITUTIONAL FUNDS (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices) (Zip Code)

(617) 295-1000
(Registrant’s Telephone Number)

John Millette
One Beacon Street
Boston, MA 02108
(Name and address of agent for service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower 800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective:

|X|	Immediately upon filing pursuant to paragraph (b)
|___|	On _____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
|__ |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

●	DWS Equity 500 Index Fund —Institutional Class and Class S
●	DWS S&P 500 Index Fund — Class A, Class B, Class C and Class S
●	DWS EAFE® Equity Index Fund — Institutional Class
●	DWS U.S. Bond Index Fund — Class A, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of May 2013.

  DWS INSTITUTIONAL FUNDS

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	May 15, 2013

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 15, 2013

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 15, 2013

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 15, 2013

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 15, 2013

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 15, 2013

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	May 15, 2013

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	May 15, 2013

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 15, 2013

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	May 15, 2013

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 15, 2013

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 15, 2013

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 15, 2013

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	May 15, 2013

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registration Statement, as filed on April 27, 2012; and as filed on April 29, 2008 in Post-Effective Amendment No. 72 to the Registration Statement.

SIGNATURES

DWS EQUITY 500 INDEX PORTFOLIO has duly caused this amendment to the Registration Statement on Form N-1A of DWS Institutional Funds, on behalf of DWS Equity 500 Index Fund and DWS S&P 500 Index Fund, to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York and the State of New York, on the 15th day of May 2013.

DWS EQUITY 500 INDEX PORTFOLIO

By: /s/ W. Douglas Beck
W. Douglas Beck*
President

*By:

                 /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney filed in Amendment No. 23 to the Registration Statement for DWS Equity 500 Index Portfolio on July 28, 2011.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase